As filed with the U.S. Securities and Exchange Commission on January 3, 2012

File No. 333-160877

File No. 811-22320

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 35	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 38	☒

RUSSELL EXCHANGE TRADED FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue

18th Floor

Seattle, Washington 98101

(Address of Principal Executive Offices, Zip Code)

206-505-7877

(Registrant’s Telephone Number, including Area Code)

Mary Beth Rhoden

Russell Exchange Traded Funds Trust

1301 Second Avenue, 18th Floor

Seattle, Washington 98101

206-505-4846

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On February 2, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A for Russell Exchange Traded Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until February 2, 2012, the effectiveness of Post-Effective Amendment No. 6 (“PEA No. 6”), which was filed with the Commission via EDGAR Accession No. 0001193125-11-132578 on May 9, 2011, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 6 by means of this filing, Parts A, B and C of PEA No. 6 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Russell Global Opportunity ETF, Russell Bond ETF and Russell Real Return ETF (the “Funds”), each a series of the Trust, is incorporated herein by reference to Part A of PEA No. 6.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds is incorporated herein by reference to Part B of PEA No. 6.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 6.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 35 to Registration Statement 333-160877 to be signed on its behalf by the undersigned, duly authorized, in the City of Seattle, State of Washington on this 3rd day of January, 2012.

RUSSELL EXCHANGE TRADED FUNDS TRUST

By:	*
James Polisson, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 3, 2012.

Signatures	Signatures

*	*

James Polisson, President and Chief Executive Officer	Mark E. Swanson, Treasurer and Chief Accounting Officer

*	*

Evelyn S. Dilsaver, Trustee	Daniel O. Leemon, Trustee

*	*

Jane A. Freeman, Trustee	Ernest L. Schmider, Trustee

*

Lee T. Kranefuss, Trustee

By*:	/s/ Shelley Harding
Shelley Harding

*	Pursuant to Power of Attorney